Segmented information	6 Months Ended
Feb. 29, 2024
Segmented Information
Segmented information

18.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the interim condensed consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	Three months ended February 29,	Three months ended February 28,	Six months ended February 29,	Six months ended February 28,
Revenue	2024	2023	2024	2023
Tanzania	$7,984	$10,098	$17,388	$19,816
Total revenue	$7,984	$10,098	$17,388	$19,816

During the three and six months ended February 29, 2024, the Company generated 94% and 92%, respectively (February 29, 2023 – 93% and 96%, respectively) of its revenue from one (February 28, 2023 – one) customer totalling $7.5 million and $16.0 million, respectively (February 28, 2023 – $9.4 million and $19.1 million, respectively).

Non-current assets	February 29, 2024	August 31, 2023
Canada	$46	$55
Tanzania	71,985	66,952
Total non-current assets	$72,031	$67,007